Average Annual Total Returns - Class P3 Shares - Voya Large Cap Value Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 1000® Value Index 1 Yr		Russell 1000® Value Index 5 Yrs	Russell 1000® Value Index 10 Yrs	Russell 1000® Value Index Since Inception
Total	25.85%			10.58%	Jun. 01, 2018	23.25%			7.58%	16.68%			6.87%	26.54%	[1]	[1]	[1]	10.67%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.